CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement [Line Items]
Opening balance		$ 6,604,093		$ 5,530,822
Cash Flow Borrowings Obtained		1,695,525		2,126,607		$ 318,357
Cash Flow Borrowings Paid		(2,132,898)		(1,118,156)		(397,977)
Cash Flow Commissions paid		11,163		(6,249)	[1]
Cash Flow Interest paid		(332,868)		(308,203)
Accrued Interest		324,679		318,131
Exchange rate difference		(159,471)		12,496
Business combination				395
Changes in fair value		99,217		32,472
Other movements		(38,823)	[2]	15,778
Closing balance		6,070,617		6,604,093		5,530,822
Borrowings from banks [member]
Statement [Line Items]
Opening balance		1,499,051		940,677
Cash Flow Borrowings Obtained		1,303,663		1,594,613
Cash Flow Borrowings Paid		(1,582,810)		(1,070,319)
Cash Flow Commissions paid	[1]			(473)
Cash Flow Interest paid		(87,699)		(71,995)
Accrued Interest		86,324		78,703
Exchange rate difference		(24,083)		15,395
Business combination				395
Other movements		(43,423)	[2]	12,055
Closing balance		1,151,023		1,499,051		940,677
Hedging liabilities [member]
Statement [Line Items]
Opening balance		108,004		76,686
Cash Flow Borrowings Paid		(6,748)		(1,633)
Cash Flow Interest paid		(38,969)		(33,711)
Accrued Interest		40,414		34,190
Changes in fair value		99,217		32,472
Closing balance		201,918		108,004		76,686
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance		4,997,038		4,513,459
Cash Flow Borrowings Obtained		391,862		531,994
Cash Flow Borrowings Paid		(543,340)		(46,204)
Cash Flow Commissions paid		11,163		(5,776)	[1]
Cash Flow Interest paid		(206,200)		(202,497)
Accrued Interest		197,941		205,238
Exchange rate difference		(135,388)		(2,899)
Other movements		4,600	[2]	3,723
Closing balance		4,717,676		4,997,038		4,513,459
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance		559,382		264,224
Cash Flow Borrowings Paid		(82,059)		(73,806)
Cash Flow Interest paid		(29,366)		(20,114)
Accrued Interest		29,490		20,445
Inflation adjustment		(51)		(404)
Exchange rate difference		(5,071)		(521)
Business combination				134
Decrease through transfer to liabilities included in disposal groups classified as held for sale				(18,795)
Increase due to new leases liabilities		361,421		376,259
Other movements	[2]	(105,756)		11,960
Closing balance		$ 727,990		$ 559,382		$ 264,224

[1]	It includes commissions for bank borrowings.
[2]	This line includes mainly the exchange difference on translation mainly from Brazilian companies.